Blackstone Floating Rate Enhanced Income Fund

Portfolio of Investments

December 31, 2022

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 127.29%
Aerospace & Defense - 4.13%
Amentum Government Services Holdings LLC, First Lien Term Loan, 6M US L + 4.00%, 02/15/2029	$1,398,077	$1,365,746
Atlas CC Acquisition Corp., First Lien B Term Loan, 3M US L + 4.25%, 0.75% Floor, 05/25/2028	2,992,988	2,534,417
Atlas CC Acquisition Corp., First Lien C Term Loan, 3M US L + 4.25%, 0.75% Floor, 05/25/2028	608,737	515,470
Peraton Corp., First Lien B Term Loan, 1M US L + 3.75%, 0.75% Floor, 02/01/2028	3,274,216	3,203,280
TransDigm, Inc., First Lien Tranche F Refinancing Term Loan, 3M US L + 2.25%, 12/09/2025	2,118,068	2,096,358
Vertex Aerospace Corp., First Lien Term Loan, 1M US L + 3.50%, 12/06/2028	877,981	863,854
		10,579,125

Air Freight & Logistics - 1.42%
WWEX UNI TopCo Holdings LLC, First Lien Initial Term Loan, 3M US L + 4.00%, 0.75% Floor, 07/26/2028	1,559,861	1,432,584
XPO Logistics Inc, First Lien Refinancing Term Loan, First Lien Term Loan, 1M US L + 2.00%, 02/24/2025	2,200,000	2,192,949
		3,625,533

Airlines - 2.09%
Air Canada, First Lien B Term Loan, 3M US L + 3.50%, 0.75% Floor, 08/11/2028	1,300,000	1,288,826
American Airlines, Inc., First Lien 2018 Replacement Term Loan, 1M US L + 1.75%, 06/27/2025	325,866	314,106
American Airlines, Inc., First Lien 2020 Term Loan, 3M US L + 1.75%, 01/29/2027	348,666	331,855
Brown Group Holding LLC, First Lien Term Loan, 1M US L + 2.50%, 0.50% Floor, 06/07/2028	1,545,808	1,520,263
KKR Apple Bidco LLC, Second Lien Initial Term Loan, 1M US L + 5.75%, 0.50% Floor, 09/21/2029	248,629	241,170
United AirLines, Inc., First Lien Class B Term Loan, 3M US L + 3.75%, 0.75% Floor, 04/21/2028	1,686,448	1,669,938
		5,366,158

Auto Components - 1.17%
Burgess Point Purchaser Corp., First Lien Term Loan, 3M US L + 5.25%, 07/25/2029	2,106,800	1,922,455
Wheel Pros, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 0.75% Floor, 05/11/2028	1,578,594	1,079,174
		3,001,629

Beverages - 1.19%
Triton Water Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 0.50% Floor, 03/31/2028	3,280,290	3,061,741

Biotechnology - 0.88%
Grifols Worldwide Operations, TLB, First Lien Term Loan, 3M US L + 2.00%, 11/08/2027	2,322,991	2,251,373

Building Products - 3.80%
Arc Falcon I, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/30/2028	81,208	71,727
Chariot Buyer LLC, First Lien Term Loan:
1M US L + 3.25%, 0.50% Floor, 11/03/2028	1,579,921	1,493,025
3M US L + 7.51%, 0.50% Floor, 10/31/2029	1,877,328	1,871,462
Cornerstone Building Brands, Inc., First Lien Tranche B Term Loan, 1M US L + 3.25%, 0.50% Floor, 04/12/2028	1,181,307	1,065,498
CP Atlas Buyer, Inc., First Lien B Term Loan, 1M US L + 3.50%, 0.50% Floor, 11/23/2027	2,481,559	2,182,804
Kodiak Building Partners Inc. TLB, First Lien Term Loan, 3M US L + 3.25%, 0.75% Floor, 02/25/2028	3,233,055	3,043,113
		9,727,629

Capital Markets - 0.73%
Edelman Financial Center LLC, Second Lien Initial Term Loan, 1M US L + 6.75%, 07/20/2026	384,615	347,767
Focus Financial Partners LLC, First Lien Term Loan, 3M US L + 2.50%, 0.50% Floor, 06/30/2028	1,546,076	1,519,986
		1,867,753

	Principal
	Amount	Value

Chemicals - 2.65%
CPC Acquisition Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/29/2027	$1,188,757	$868,982
Eco Services Operations Corp., First Lien Term Loan, 3M US L + 2.50%, 0.50% Floor, 06/09/2028	1,450,000	1,430,969
Geon Performance Solutions LLC, First Lien Term Loan, 3M US L + 4.50%, 0.75% Floor, 08/18/2028	560,802	546,782
Hyperion Materials & Technologies, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 0.50% Floor, 08/30/2028	1,080,751	1,052,387
Messer Industries Llc Tl, First Lien Term Loan, 3M US L + 2.50%, 03/02/2026	1,366,669	1,357,061
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan, 3M US L + 3.50%, 1.00% Floor, 10/28/2024	416,716	407,913
Vantage Specialty Chemicals, Inc., First Lien Term Loan, 3M US L + 3.50%, 10/28/2024	2,300	2,251
Vantage Specialty Chemicals, Inc., Second Lien Initial Term Loan, 3M US L + 8.25%, 1.00% Floor, 10/27/2025	1,200,000	1,115,250
		6,781,595

Commercial Services & Supplies - 4.55%
Access CIG LLC, Second Lien Initial Term Loan, 1M US L + 7.75%, 02/27/2026(b)	2,385,997	2,123,537
Covanta 11/21 TLB, First Lien Term Loan, 3M US L + 2.50%, 11/30/2028	2,337,278	2,323,511
Covanta 11/21 TLC, First Lien Term Loan, 3M US L + 2.50%, 11/30/2028	176,400	175,361
DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 0.75% Floor, 03/30/2029	860,357	764,281
EAB Global, Inc., First Lien Term Loan, 3M US L + 3.50%, 0.50% Floor, 08/16/2028	857	826
Revspring, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 10/11/2025	1,728,000	1,671,840
TRC Companies, First Lien Term Loan, 1M US L + 3.75%, 12/08/2028	1,831,392	1,756,305
TRC Companies, Second Lien Term Loan, 1M US L + 6.75%, 12/07/2029(b)	1,026,154	954,323
United Site Cov-Lite, First Lien Term Loan, 1M US L + 4.25%, 12/15/2028	1,559,589	1,306,265
Vaco Holdings, LLC, First Lien Term Loan, 3M US L + 5.00%, 01/21/2029	487,929	472,273
Wand NewCo 3, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.00%, 02/05/2026	129,247	122,900
		11,671,422

Communications Equipment - 0.07%
MLN US HoldCo LLC, First Lien B Term Loan, 3M US L + 4.50%, 11/30/2025	517,874	182,551

Construction & Engineering - 1.60%
Aegion Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 0.75% Floor, 05/17/2028	2,157,485	2,021,735
APi Group DE, Inc., First Lien Term Loan, 1M US L + 2.75%, 01/03/2029	1,400,000	1,390,725
Tutor Perini Corp., First Lien B Term Loan, 1M US L + 4.75%, 1.00% Floor, 08/18/2027	729,549	688,512
		4,100,972

Construction Materials - 0.75%
White Cap Buyer LLC, First Lien Initial Closing Date Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/19/2027	1,987,287	1,925,184

Containers & Packaging - 2.71%
Berry Global, Inc., First Lien Term Loan, 1M US L + 1.75%, 07/01/2026	394,187	391,768
Charter Next Generation, Inc., First Lien Initial (2021) Term Loan, 1M US L + 3.75%, 0.75% Floor, 12/01/2027	1	1
LABL, Inc., First Lien Term Loan, 1M US L + 5.00%, 10/29/2028	813,214	774,078
Reynolds Consumer Products LLC, First Lien Initial Term Loan, 3M US L + 1.75%, 02/04/2027	2,492,680	2,476,515
Ring Container Technologies Group, LLC, First Lien Initial Term Loan, 3M US L + 3.50%, 0.50% Floor, 08/12/2028	815,363	806,195
Tekni-Plex, Inc., First Lien Delayed Draw Tem Term Loan, 3M US L + 4.00%, 0.50% Floor, 09/15/2028	40,317	38,812
Tekni-Plex, Inc., First Lien Tranche B-3 Initial Term Loan, 3M US L + 4.00%, 0.50% Floor, 09/15/2028	283,005	272,444
Tricorbraun Holdings, Inc., First Lien Closing Date Initial Term Loan, 1M US L + 3.25%, 0.50% Floor, 03/03/2028	2,288,384	2,188,862
		6,948,675

	Principal
	Amount	Value

Distributors - 1.06%
LBM Acquisition LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 0.75% Floor, 12/17/2027	$3,126,484	$2,724,450

Diversified Consumer Services - 5.81%
Element Materials Technology Group Holdings DTL, First Lien Term Loan, 3M US L + 4.25%, 06/22/2029	841,175	824,003
Element Materials Technology Group Holdings TL, First Lien Term Loan, 3M US L + 4.25%, 06/22/2029	1,822,546	1,785,339
Learning Care Group No. 2, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 1.00% Floor, 03/13/2025	1,716,102	1,600,908
Loyalty Ventures, Inc., First Lien Term Loan, 3M US L + 4.50%, 11/03/2027	704,892	294,733
McKissock Investment Holdings, LLC, First Lien Term Loan, 3M US L + 5.00%, 03/12/2029	270,214	252,904
Pre Paid Legal Services, Inc., First Lien Term Loan, 1M US L + 3.75%, 12/15/2028	795,997	767,285
Prime Security Services Borrower LLC, First Lien 2021 Refinancing B-1 Term Loan, 3M US L + 2.75%, 0.75% Floor, 09/23/2026	2,050,000	2,034,625
Rinchem Company, Inc., First Lien Term Loan, 3M US L + 4.50%, 03/02/2029(b)	736,444	697,781
St. George's University Scholastic Services LLC, First Lien Term Loan B Term Loan, 1M US L + 3.25%, 0.50% Floor, 02/10/2029	1,359,180	1,325,200
TruGreen LP, First Lien Term Loan, 1M US L + 4.00%, 0.75% Floor, 11/02/2027	1,945,038	1,732,309
Weld North Education LLC, First Lien Term Loan, 1M US L + 3.75%, 0.50% Floor, 12/21/2027	3,643,681	3,579,006
		14,894,093

Diversified Financial Services - 3.60%
Apex Group Treasury, Ltd., First Lien USD Term Loan, 3M US L + 3.75%, 0.50% Floor, 07/27/2028	1,079,567	1,033,685
Lereta, LLC, First Lien Term Loan, 1M US L + 5.25%, 07/30/2028	700,357	616,314
Mitchell International, Inc., First Lien Term Loan, 3M US L + 3.75%, 10/15/2028	2,431,574	2,247,953
Mitchell International, Inc., Second Lien Term Loan, 3M US L + 6.50%, 10/15/2029	592,784	495,345
Outcomes Group Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.50%, 10/26/2026(b)	147,929	142,012
Polaris Newco LLC, First Lien Dollar Term Loan, 3M US L + 4.00%, 0.50% Floor, 06/02/2028	2,828,344	2,587,935
The Citco Group Limited, TLB, First Lien Term Loan, 3M US SOFR + 3.50%, 04/27/2028	2,111,348	2,100,791
		9,224,035

Diversified Telecommunication Services - 4.08%
Level 3 Financing, Inc., First Lien Term Loan, 1M US L + 1.75%, 03/01/2027	4,212,903	4,047,779
Telenet Financing USD LLC, First Lien Term Loan, 1M US L + 2.00%, 04/30/2028	3,528,642	3,443,072
Telesat Canada, First Lien B-5 Term Loan, 3M US L + 2.75%, 12/07/2026	1,890,777	892,040
Zacapa S.A.R.L., First Lien Term Loan, 3M US L + 4.25%, 03/22/2029	2,141,828	2,063,962
		10,446,853

Electric Utilities - 0.56%
MIRION TECHNOLOGIES, INC., TLB, First Lien Term Loan, 3M US L + 2.75%, 10/20/2028	1,450,000	1,426,698

Electronic Equipment, Instruments & Components - 1.15%
Ingram Micro, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 0.50% Floor, 06/30/2028	2,380,209	2,350,456
LTI Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/06/2025	5,792	5,558
LTI Holdings, Inc., First Lien Term Loan, 3M US L + 4.50%, 07/24/2026	602,993	578,874
		2,934,888

Entertainment - 2.23%
AMC Entertainment Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 3.00%, 04/22/2026	3,136,254	1,714,810
Amplify Finco Pty, Ltd., First Lien U.S. Dollar Term Loan, 3M US L + 4.25%, 0.75% Floor, 11/26/2026	2,442,273	2,354,767
Crown Finance US, Inc., First Lien Initial Dollar Tranche Term Loan, 3M US L + 4.50%, 1.00% Floor, 02/28/2025(c)	2,035,680	384,723
Crown Finance US, Inc., First Lien Second Amendment Dollar Tranche Term Loan, 3M US L + 2.75%, 09/30/2026(c)	321,236	59,475
NASCAR HOLDINGS, INC. TLB, First Lien Term Loan, 3M US L + 2.75%, 10/19/2026	1,197,045	1,195,830
		5,709,605

	Principal
	Amount	Value

Food Products - 2.06%
Froneri International, Ltd., First Lien Facility B2 Term Loan, 1M US L + 2.25%, 01/29/2027	$3,524,620	$3,436,998
Snacking Investments BidCo Pty, Ltd., First Lien Initial US Term Loan, 1M US L + 4.00%, 1.00% Floor, 12/18/2026	1,878,898	1,836,623
		5,273,621

Health Care Equipment & Supplies - 4.50%
Artivion, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 1.00% Floor, 06/01/2027	2,390,959	2,235,547
Auris Luxembourg III SARL, First Lien Facility B2 Term Loan, 6M US L + 3.75%, 02/27/2026	3,230,318	2,899,210
Femur Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 03/05/2026	1,858,448	1,604,072
Tecostar Holdings, Inc., First Lien 2017 Term Loan, 3M US L + 3.50%, 1.00% Floor, 05/01/2024	2,365,853	1,989,434
Viant Medical Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/02/2025	3,172,132	2,811,968
		11,540,231

Health Care Providers & Services - 12.96%
Covenant Surgical Partners, Inc., First Lien Delayed Draw Term Loan, 3M US L + 4.00%, 07/01/2026	555,686	470,944
Covenant Surgical Partners, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 07/01/2026	2,688,353	2,278,379
DaVita, Inc., First Lien B Term Loan, 1M US L + 1.75%, 08/12/2026	1,617,755	1,579,746
Envision Healthcare Corp., First Lien Term Loan:
3M US L + 4.25%, 03/31/2027	1,861,102	651,386
3M US L + 7.88%, 03/31/2027	287,123	257,154
Genesis Care Finance Pty, Ltd., First Lien Facility B5 Term Loan, 3M US L + 5.00%, 1.00% Floor, 05/14/2027	1,876,754	686,188
Global Medical Response, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 1.00% Floor, 03/14/2025	619,204	442,474
Global Medical Response, Inc., First Lien 2020 Refinancing Term Loan, 1M US L + 4.25%, 1.00% Floor, 10/02/2025	2,287,380	1,616,903
Heartland Dental Care, Inc., First Lien Term Loan, 1M US L + 5.00%, 04/30/2025(b)	1,390,582	1,314,100
Heartland Dental LLC, First Lien 2021 Incremental Term Loan, 1M US L + 4.00%, 04/30/2025	1,565,673	1,458,816
Iaa Spinco Inc. Tlb, First Lien Term Loan, 3M US L + 3.25%, 12/22/2028	4,644,822	4,641,013
LifePoint Health, Inc., First Lien B Term Loan, 3M US L + 3.75%, 11/16/2025	2,017,692	1,906,971
Medical Solutions LLC, First Lien Term Loan, 1M US L + 3.50%, 11/01/2028	315,643	296,540
NAPA Management Services Corp., First Lien Term Loan, 3M US L + 5.25%, 0.75% Floor, 02/23/2029	1,330,797	1,095,832
National Mentor Holdings, Inc., TL, First Lien Term Loan, 3M US L + 3.75%, 02/18/2028	3,305,741	2,328,713
National Mentor Holdings, Inc., TLC, First Lien Term Loan, 3M US L + 3.75%, 02/18/2028	93,780	66,063
Onex TSG Intermediate Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 0.75% Floor, 02/28/2028	1,969,924	1,764,530
Pathway Vet Alliance LLC, First Lien 2021 Replacement Term Loan, 1M US L + 3.75%, 03/31/2027	2,393,881	2,006,862
Pediatric Associates Holding Co. LLC, First Lien Term Loan:
1M US L + 3.25%, 0.50% Floor, 12/29/2028	38,526	36,680
3M US L + 1.88%, 12/29/2028(d)	2,934	2,793
PetVet Care Centers LLC, Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	3,373,588	3,116,352
Phoenix Guarantor, Inc., First Lien Tranche B-3 Term Loan, 1M US L + 3.50%, 03/05/2026	1,934,983	1,825,473
Radiology Partners, Inc., First Lien Term Loan, 1M US L + 4.25%, 07/09/2025	1,359,540	1,147,540
Team Health Holdings, Inc., First Lien Initial Term Loan, 1M US L + 2.75%, 1.00% Floor, 02/06/2024	2,576,259	2,215,583
		33,207,035

Health Care Technology - 2.01%
AthenaHealth Group, Inc. Delayed, First Lien Term Loan, 3M US L + 3.50%, 02/15/2029(d)	171,520	155,288
AthenaHealth Group, Inc., First Lien Term Loan, 1M US L + 5.80%, 02/15/2029	2,492,983	2,257,047
Project Ruby Ultimate Parent Corp., First Lien Closing Date Term Loan, 1M US L + 3.25%, 0.75% Floor, 03/10/2028	1,041,899	987,475
Verscend Holding Corp., First Lien B-1 Term Loan, 1M US L + 4.00%, 08/27/2025	1,763,427	1,755,712
		5,155,522

	Principal
	Amount	Value

Hotels, Restaurants & Leisure - 5.76%
1011778 B.C. Unlimited Liability Company, First Lien B-4 Term Loan, 1M US L + 1.75%, 11/19/2026	$1,994,859	$1,964,397
Aramark Services, Inc., First Lien Term Loan, 1M US L + 2.50%, 04/06/2028	2,446,164	2,420,785
Bally's Corp., First Lien Term Loan, 1M US L + 3.25%, 0.50% Floor, 10/01/2028	2,226,330	2,066,035
Delta 2 (Lux) Sarl, TLB, First Lien Term Loan, 1M US SOFR + 3.25%, 01/15/2030	412,894	413,204
Flutter Financing B.V., First Lien Term Loan, 3M US L + 3.25%, 0.50% Floor, 09/16/2028	1,808,029	1,802,758
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.50%, 0.75% Floor, 02/04/2028	2,000,000	1,822,750
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	2,228,333	2,048,674
Whatabrands LLC, First Lien Initial B Term Loan, 1M US L + 3.25%, 0.50% Floor, 08/03/2028	2,288,442	2,216,928
		14,755,531

Household Durables - 0.49%
Hunter Douglas Inc., First Lien Term Loan, 3M US L + 3.50%, 02/26/2029	1,412,612	1,250,034

Independent Power and Renewable Electricity Producers - 0.77%
Calpine Corp., First Lien Term Loan, 1M US L + 2.00%, 04/05/2026	1,994,832	1,973,019

Industrial Conglomerates - 3.98%
Bettcher Industries, Inc., First Lien Term Loan, 3M US L + 4.00%, 12/14/2028	1,205,452	1,136,139
Engineered Machinery Holdings, Inc., First Lien Term Loan, 3M US L + 3.75%, 0.75% Floor, 05/19/2028	2,537,247	2,460,737
Justrite Safety Group, First Lien Delayed Draw Term Loan, 1M US L + 4.50%, 06/28/2026	96,966	87,451
Justrite Safety Group, First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2026	1,793,710	1,617,702
Redwood Star Merger Sub, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/05/2029	1,282,010	1,200,743
Tailwind Smith Cooper Intermediate Corp., First Lien Initial Term Loan, 3M US L + 5.00%, 05/28/2026	2,363,656	2,149,450
TK Elevator Midco GmbH, First Lien Facility B1 Term Loan, 6M US L + 3.50%, 0.50% Floor, 07/30/2027	1,590,060	1,534,042
		10,186,264

Insurance - 1.44%
AmWINS Group, Inc., First Lien Term Loan, 1M US L + 2.25%, 0.75% Floor, 02/19/2028	1,550,000	1,524,448
AssuredPartners, Inc., First Lien Term Loan, 1M US L + 3.50%, 0.50% Floor, 02/12/2027	2,479	2,407
HIG Finance 2, Ltd., First Lien 2021 Dollar Refinancing Term Loan, 1M US L + 3.25%, 0.75% Floor, 11/12/2027	2,221,463	2,167,115
		3,693,970

Interactive Media & Services - 0.98%
Adevinta ASA, First Lien Facility B2 Term Loan, 3M US L + 2.75%, 0.75% Floor, 06/26/2028	698,228	692,293
Cengage Learning, Inc., First Lien Term Loan B Term Loan, 3M US L + 4.75%, 07/14/2026	1,061,815	957,460
MH Sub I LLC, Second Lien 2021 Replacement Term Loan, 3M US L + 6.25%, 02/23/2029	972,997	871,441
		2,521,194

IT Services - 3.76%
DCert Buyer, Inc., Second Lien First Amendment Refinancing Term Loan, 3M US L + 7.00%, 02/19/2029	2,302,775	2,111,645
Endurance International Group Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 0.75% Floor, 02/10/2028	3,537,706	3,192,780
FleetCor Technologies Operating Co. LLC, First Lien Term Loan, 1M US L + 1.75%, 04/28/2028	1,795,448	1,779,737
Park Place Technologies LLC, First Lien Closing Date Term Loan, 1M US L + 5.00%, 1.00% Floor, 11/10/2027	1,627,368	1,538,880
Sabre GLBL, Inc., First Lien 2021 Other B-1 Term Loan, 1M US L + 3.50%, 0.50% Floor, 12/17/2027	432,316	395,029
Sabre GLBL, Inc., First Lien 2021 Other B-2 Term Loan, 1M US L + 3.50%, 0.50% Floor, 12/17/2027	688,317	628,950
		9,647,021

	Principal
	Amount	Value

Leisure Products - 0.47%
Recess Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 1.00% Floor, 09/30/2024	$1,214,136	$1,209,589

Life Sciences Tools & Services - 3.01%
Cambrex Corp., First Lien Tranche B-2 Dollar Term Loan, 1M US L + 3.60%, 0.75% Floor, 12/04/2026	1,849,809	1,801,483
Catalent Pharma Solutions, Inc., First Lien Term Loan, 1M US L + 2.00%, 0.50% Floor, 02/22/2028	1,500,000	1,479,615
Curia Global, Inc., First Lien 2021 Term Loan, 3M US L + 3.75%, 0.75% Floor, 08/30/2026	4,411,349	3,654,538
Maravai Intermediate Holdings LLC, First Lien Term Loan, 1M US L + 3.25%, 0.50% Floor, 10/19/2027	797,985	784,519
		7,720,155

Machinery - 1.13%
PRO MACH Group, Inc., First Lien Closing Date Initial Term Loan, 1M US L + 4.00%, 1.00% Floor, 08/31/2028	2,978,585	2,903,748

Media - 7.49%
Charter Communications Operating LLC, First Lien Term Loan, 1M US L + 1.75%, 02/01/2027	1,546,005	1,511,993
Clear Channel Outdoor Holdings, Inc., First Lien B Term Loan, 3M US L + 3.50%, 08/21/2026	1,732,097	1,581,621
Cogeco Communications USA II LP, First Lien Term Loan, 1M US L + 2.00%, 01/03/2025	2,040,802	2,018,129
Radiate Holdco, LLC,, First Lien Term Loan, 1M US L + 3.25%, 09/25/2026	1,845,340	1,507,514
Univision Communications, Inc., First Lien Term Loan:
1M US L + 3.25%, 0.75% Floor, 03/24/2026	1,853,700	1,828,211
3M US L + 4.25%, 06/24/2029	310,711	307,760
UPC Financing Partnership, First Lien Facility AT Term Loan, 1M US L + 2.25%, 04/30/2028	3,382,836	3,308,836
Virgin Media Bristol LLC, First Lien Term Loan:
1M US L + 2.50%, 01/31/2028	2,742,113	2,701,228
1M US L + 3.25%, 01/31/2029	900,000	893,475
Ziggo Financing Partnership, First Lien I Facility Term Loan, 1M US L + 2.50%, 04/30/2028	3,622,991	3,541,202
		19,199,969

Mortgage Real Estate Investment Trusts (REITs) - 0.34%
Blackstone Mortgage Trust, Inc., First Lien Term Loan:
1M US L + 2.25%, 04/23/2026	438,866	429,266
1M US L + 2.75%, 0.50% Floor, 04/23/2026	438,883	431,203
		860,469

Multiline Retail - 0.97%
Pilot Travel Centers LLC, First Lien Term Loan, 1M US L + 2.00%, 08/04/2028	2,500,000	2,475,937

Oil, Gas & Consumable Fuels - 1.55%
Buckeye Partners LP, First Lien Term Loan, 1M US L + 2.25%, 11/01/2026	1,107,176	1,102,393
Freeport LNG, First Lien Term Loan, 3M US L + 3.50%, 12/21/2028	3,014,412	2,873,322
		3,975,715

Pharmaceuticals - 0.53%
Padagis LLC, First Lien Initial Term Loan, 3M US L + 4.75%, 0.50% Floor, 07/06/2028	1,532,013	1,366,050

Professional Services - 6.68%
AG Group Holdings, Inc., First Lien Term Loan, 3M US L + 4.25%, 12/29/2028(b)	796,898	763,030
AlixPartners, LLP, First Lien USD B Term Loan, 1M US L + 2.75%, 0.50% Floor, 02/04/2028	1,147,081	1,139,401
AqGen Island Holdings, Inc., First Lien Term Loan, 3M US L + 6.50%, 08/02/2029	2,669,198	2,344,437
CoreLogic, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 0.50% Floor, 06/02/2028	2,635,796	2,208,309
Corporation Service Company, First Lien Term Loan, 3M US L + 3.25%, 11/02/2029	869,382	861,775
Deerfield Dakota Holding LLC, Second Lien 2021 Replacement Term Loan, 1M US L + 6.75%, 0.75% Floor, 04/07/2028	440,000	420,750
Dun & Bradstreet Corp., First Lien Initial Borrowing Term Loan, 1M US L + 3.25%, 02/06/2026	1,906,073	1,891,949
Galaxy US Opco Inc. TL, First Lien Term Loan, 1M US L + 4.75%, 04/29/2029	981,451	890,667
Inmar, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 1.00% Floor, 05/01/2024	2,284,240	2,084,939

	Principal
	Amount	Value

Professional Services (continued)
National Intergovernmental Purchasing Alliance Company, First Lien Initial Term Loan, 3M US L + 3.50%, 05/23/2025	$1,161,016	$1,147,960
Trans Union LLC, First Lien Term Loan, 1M US L + 1.75%, 11/16/2026	2,841,650	2,806,385
TransUnion 11/21 B6 TLB, First Lien Term Loan, 1M US L + 2.25%, 12/01/2028	553,432	548,936
VT Topco, Inc., First Lien 2021 Term Loan, 1M US L + 3.75%, 0.75% Floor, 08/01/2025	1,582	1,538
		17,110,076

Road & Rail - 0.74%
Avis Budget Car Rental LLC, First Lien Term Loan, 1M US L + 1.75%, 08/06/2027	1,944,987	1,890,489

Semiconductors & Semiconductor Equipment - 0.42%
Coherent Corp., First Lien Term Loan, 3M US L + 2.75%, 0.50% Floor, 07/02/2029	1,097,200	1,088,422

Software - 13.59%
Apttus Corp., First Lien Initial Term Loan, 3M US L + 4.25%, 0.75% Floor, 05/08/2028	829,139	779,390
CDK Global, Inc., First Lien Term Loan, 3M US SOFR + 4.50%, 07/06/2029	2,478,588	2,460,420
Cloudera, Inc., First Lien Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/08/2028	2,646,897	2,504,216
Connectwise, LLC, First Lien Term Loan, 1M US L + 3.50%, 0.50% Floor, 09/29/2028	2,315,156	2,205,186
Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 0.50% Floor, 10/16/2028	2,647,723	2,376,331
DTI Holdco, Inc. TL, First Lien Term Loan, 3M US L + 4.75%, 04/26/2029	1,130,076	1,043,908
Fiserv Investment Solutions, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 02/18/2027	868,834	827,025
Greeneden U.S. Holdings I LLC, First Lien Initial Dollar (2020) Term Loan, 1M US L + 4.00%, 0.75% Floor, 12/01/2027	1,168,353	1,124,300
Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Term Loan, 1M US L + 4.00%, 0.75% Floor, 11/19/2026	3,234,776	2,925,047
Hyland Software, Inc., Second Lien 2021 Refinancing Term Loan, 1M US L + 6.25%, 0.75% Floor, 07/07/2025	3,005,003	2,857,758
Idera, Inc., First Lien B-1 Term Loan, 3M US L + 3.75%, 0.75% Floor, 03/02/2028	592,544	560,325
Imperva, Inc., First Lien Term Loan, 3M US L + 4.00%, 1.00% Floor, 01/12/2026	1,696,144	1,394,230
ION Trading Finance, Ltd., First Lien Initial Dollar (2021) Term Loan, 3M US L + 4.75%, 04/01/2028	409,011	388,999
Ivanti Software, Inc., First Lien First Amendment Term Loan, 3M US L + 4.00%, 0.75% Floor, 12/01/2027	355,793	281,745
Ivanti Software, Inc., First Lien Term Loan, 3M US L + 4.25%, 12/01/2027	1,877,117	1,494,851
Ivanti Software, Inc., Second Lien Term Loan, 3M US L + 7.25%, 12/01/2028	772,388	451,847
LI Group Holdings, Inc., First Lien 2021 Term Loan, 1M US L + 3.75%, 0.75% Floor, 03/11/2028(b)	1,034,880	1,016,770
Magenta Buyer LLC, First Lien Initial Term Loan, 3M US L + 4.75%, 0.75% Floor, 07/27/2028	2,437,384	2,098,442
Mitnick Corporate Purchaser Inc., First Lien Term Loan, 3M US L + 4.75%, 05/02/2029	602,707	566,171
Perforce Software, Inc., First Lien New Term Loan, 1M US L + 3.75%, 07/01/2026	424,206	396,433
Quest Borrower Ltd., First Lien Term Loan, 3M US L + 4.25%, 02/01/2029	2,005,705	1,556,307
Skopima Merger Sub Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 05/12/2028	1,943,470	1,843,517
SS&C Technologies, Inc., First Lien Term Loan:
1M US L + 2.25%, 0.50% Floor, 03/22/2029	279,244	274,794
1M US L + 2.25%, 0.50% Floor, 03/22/2029	420,756	414,052
Veritas US, Inc., First Lien Dollar B-2021 Term Loan, 3M US L + 5.00%, 1.00% Floor, 09/01/2025	656,717	466,620
Vision Solutions, Inc., First Lien Term Loan, 3M US L + 4.00%, 0.75% Floor, 04/24/2028	3,034,506	2,520,916
		34,829,600

Specialty Retail - 0.64%
EG Group, Ltd., First Lien Additional Facility Term Loan:
3M US L + 4.00%, 02/07/2025	1,420,159	1,344,720
3M US L + 4.25%, 0.50% Floor, 03/31/2026	314,279	295,226
		1,639,946

Technology Hardware, Storage & Peripherals - 0.69%
Project Castle, Inc., First Lien Term Loan, 3M US L + 5.50%, 06/01/2029	2,170,061	1,765,887

	Principal
	Amount	Value

Textiles, Apparel & Luxury Goods - 0.48%
S&S Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.00%, 0.50% Floor, 03/11/2028	$1,353,184	$1,237,041

Trading Companies & Distributors - 2.59%
Foundation Building Materials, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 0.50% Floor, 01/31/2028	2,085,075	1,979,257
Park River Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 0.75% Floor, 12/28/2027	4,319,005	3,795,325
SRS Distribution, Inc., First Lien Term Loan, 3M US L + 3.50%, 06/02/2028	889,217	851,981
		6,626,563

Wireless Telecommunication Services - 1.03%
CCI Buyer, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 0.75% Floor, 12/17/2027	2,754,489	2,638,800

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $349,243,915)		326,193,860

COLLATERALIZED LOAN OBLIGATION SECURITIES - 9.05%(a)
Diversified Financial Services - 9.05%
522 Funding CLO 2021-7, Ltd., 3M US L + 6.22%, 04/23/2034(b)(e)	500,000	433,365
AGL CLO 9, Ltd., 3M US L + 7.26%, 01/20/2034(b)(e)	1,500,000	1,372,920
Allegro CLO XII, Ltd., 3M US L + 7.10%, 01/21/2032(b)(e)	1,000,000	919,368
AMMC CLO 24, Ltd., 3M US L + 3.40%, 01/20/2035(b)(e)	1,300,000	1,203,377
Apidos CLO XXXV, 3M US L + 2.65%, 04/20/2034(b)(e)	1,000,000	907,586
Ares LIV CLO, Ltd., 3M US L + 7.34%, 10/15/2032(b)(e)	500,000	456,225
Barings Clo, Ltd. 2021-III, 3M US L + 6.65%, 01/18/2035(b)(e)	1,000,000	824,308
CarVal CLO I, Ltd., 3M US L + 5.77%, 07/16/2031(b)(e)	1,000,000	813,098
Eaton Vance CLO 2013-1, Ltd., 3M US L + 6.80%, 01/15/2034(b)(e)	250,000	221,764
Elmwood CLO 16, Ltd., 3M US SOFR + 7.22%, 04/20/2034(b)(e)	750,000	693,562
Galaxy 30 Clo, Ltd., 3M US SOFR + 6.95%, 04/15/2035(b)(e)	1,000,000	896,878
HalseyPoint CLO 4, Ltd., 3M US L + 6.71%, 04/20/2034(b)(e)	1,000,000	900,231
Halseypoint Clo 5, Ltd., 3M US L + 6.94%, 01/30/2035(b)(e)	1,500,000	1,347,800
HPS Loan Management CLO 6-2015, Ltd., 3M US L + 5.10%, 02/05/2031(b)(e)	833,000	698,322
Jamestown CLO XIV, Ltd., 3M US L + 7.20%, 10/20/2034(b)(e)	1,000,000	885,482
OCP CLO 2017-13, Ltd., 3M US L + 6.50%, 07/15/2030(b)(e)	1,500,000	1,349,031
Palmer Square CLO 2019-1, Ltd., 3M US L + 6.50%, 11/14/2034(b)(e)	1,000,000	895,512
Parallel 2021-2, Ltd., 3M US L + 7.20%, 10/20/2034(b)(e)	1,000,000	870,000
Parallel CLO 2019-1, Ltd., 3M US L + 6.72%, 07/20/2032(b)(e)	667,000	590,365
Park Avenue Institutional Advisers CLO, Ltd. 2022-1, 3M US SOFR + 7.29%, 04/20/2035(b)(e)	1,000,000	892,933
Rad CLO 5, Ltd., 3M US L + 6.70%, 07/24/2032(b)(e)	500,000	440,468
Regatta CLO XV Funding, Ltd., 3M US L + 3.30%, 10/25/2031(b)(e)	250,000	235,373
Romark CLO II, Ltd., 3M US L + 3.35%, 07/25/2031(b)(e)	500,000	459,291
Romark CLO IV, Ltd., 3M US L + 6.95%, 07/10/2034(b)(e)	1,000,000	862,518
Romark CLO, Ltd., 3M US L + 3.00%, 10/23/2030(b)(e)	500,000	454,460
Signal Peak CLO 10, Ltd., 3M US L + 3.20%, 01/24/2035(b)(e)	2,250,000	2,047,037
Sound Point CLO XXVII, Ltd., 3M US L + 6.56%, 10/25/2034(b)(e)	1,000,000	821,748
TIAA CLO IV, Ltd., 3M US L + 5.95%, 01/20/2032(b)(e)	800,000	696,288
		23,189,310

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $25,271,978)		23,189,310

CORPORATE BONDS - 8.20%
Aerospace & Defense - 0.39%
Bombardier, Inc.:
7.125%, 06/15/2026(e)	110,000	106,924
7.875%, 04/15/2027(e)	280,000	272,170
6.000%, 02/15/2028(e)	10,000	9,259
Howmet Aerospace, Inc., 5.950%, 02/01/2037	200,000	194,486

	Principal
	Amount	Value

Aerospace & Defense (continued)
TransDigm, Inc.:
4.625%, 01/15/2029	$185,000	$162,989
4.875%, 05/01/2029	230,000	200,911
Triumph Group, Inc., 7.750%, 08/15/2025	60,000	51,130
		997,869

Air Freight & Logistics - 0.02%
Cargo Aircraft Management, Inc., 4.750%, 02/01/2028(e)	70,000	63,641

Airlines - 0.01%
American Airlines Group, Inc., 3.750%, 03/01/2025(e)	20,000	16,972

Auto Components - 0.03%
American Axle & Manufacturing, Inc., 6.500%, 04/01/2027	60,000	54,214
Patrick Industries, Inc., 4.750%, 05/01/2029(e)	40,000	33,252
		87,466

Automobiles - 0.04%
Ford Motor Co., 9.625%, 04/22/2030	90,000	101,970

Banks - 0.12%
Intesa Sanpaolo SpA, 5.710%, 01/15/2026(e)	310,000	298,249

Beverages - 0.04%
Primo Water Holdings, Inc., 4.375%, 04/30/2029(e)	130,000	112,420

Building Products - 0.10%
Builders FirstSource, Inc., 6.375%, 06/15/2032(e)	70,000	65,842
Griffon Corp., 5.750%, 03/01/2028	130,000	119,151
PGT Innovations, Inc., 4.375%, 10/01/2029(e)	99,000	83,013
		268,006

Capital Markets - 0.09%
LPL Holdings, Inc., 4.375%, 05/15/2031(e)	45,000	38,322
MSCI, Inc.:
3.625%, 09/01/2030(e)	120,000	99,963
3.875%, 02/15/2031(e)	120,000	99,984
		238,269

Chemicals - 0.26%
Ashland LLC, 3.375%, 09/01/2031(e)	150,000	120,086
Chemours Co., 4.625%, 11/15/2029(e)	110,000	90,068
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 06/15/2028(e)	40,000	35,936
Ingevity Corp., 3.875%, 11/01/2028(e)	100,000	86,164
Nufarm Australia, Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030(e)	100,000	86,784
Rayonier AM Products, Inc., 7.625%, 01/15/2026(e)	185,000	178,621
Valvoline, Inc., 3.625%, 06/15/2031(e)	70,000	57,528
		655,187

Commercial Services & Supplies - 0.01%
Stericycle, Inc., 3.875%, 01/15/2029(e)	30,000	26,214

Communications Equipment - 0.15%
CommScope, Inc., 8.250%, 03/01/2027(e)	135,000	104,838
Nokia Oyj, 6.625%, 05/15/2039	40,000	38,037
Viasat, Inc., 6.500%, 07/15/2028(e)	225,000	169,166
Viavi Solutions, Inc., 3.750%, 10/01/2029(e)	100,000	84,210
		396,251

	Principal
	Amount	Value

Construction & Engineering - 0.06%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026(e)	$95,000	$86,725
Tutor Perini Corp., 6.875%, 05/01/2025(e)	80,000	70,126
		156,851

Consumer Finance - 0.31%
Enova International, Inc., 8.500%, 09/15/2025(e)	20,000	18,575
FirstCash, Inc.:
4.625%, 09/01/2028(e)	50,000	43,978
5.625%, 01/01/2030(e)	200,000	178,273
Navient Corp.:
6.750%, 06/25/2025	200,000	192,332
5.000%, 03/15/2027	85,000	74,559
5.500%, 03/15/2029	100,000	81,747
5.625%, 08/01/2033	45,000	32,138
OneMain Finance Corp., 3.875%, 09/15/2028	75,000	59,739
PRA Group, Inc., 5.000%, 10/01/2029(e)	152,000	125,623
		806,964

Containers & Packaging - 0.12%
OI European Group BV, 4.750%, 02/15/2030(e)	240,000	210,515
Sealed Air Corp., 6.875%, 07/15/2033(e)	90,000	89,347
		299,862

Diversified Consumer Services - 0.13%
Adtalem Global Education, Inc., 5.500%, 03/01/2028(e)	90,000	81,785
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028(e)	120,000	109,466
Service Corp. International:
4.625%, 12/15/2027	50,000	46,789
4.000%, 05/15/2031	100,000	84,367
		322,407

Diversified Telecommunication Services - 0.14%
Frontier Communications Holdings LLC, 6.750%, 05/01/2029(e)	250,000	207,158
Hughes Satellite Systems Corp., 6.625%, 08/01/2026	60,000	56,069
SBA Communications Corp., 3.125%, 02/01/2029	101,000	84,158
		347,385

Electric Utilities - 0.06%
PG&E Corp.:
5.000%, 07/01/2028	95,000	86,874
5.250%, 07/01/2030	80,000	72,923
		159,797

Electronic Equipment, Instruments & Components - 0.04%
Sensata Technologies BV, 4.000%, 04/15/2029(e)	40,000	34,554
TTM Technologies, Inc., 4.000%, 03/01/2029(e)	70,000	60,129
		94,683

Energy Equipment & Services - 0.25%
Enerflex, Ltd., 9.000%, 10/15/2027(e)	60,000	59,914
Nabors Industries, Ltd.:
7.250%, 01/15/2026(e)	100,000	94,398
7.500%, 01/15/2028(e)	100,000	91,648
Patterson-UTI Energy, Inc., 5.150%, 11/15/2029	120,000	107,804
Transocean, Inc.:
7.500%, 01/15/2026(e)	90,000	75,908
8.000%, 02/01/2027(e)	245,000	200,464
		630,136

	Principal
	Amount	Value

Equity Real Estate Investment Trusts (REITs) - 0.28%
Iron Mountain, Inc., 4.875%, 09/15/2029(e)	$360,000	$314,597
Service Properties Trust:
5.250%, 02/15/2026	110,000	92,051
4.750%, 10/01/2026	230,000	181,362
4.950%, 02/15/2027	140,000	110,485
3.950%, 01/15/2028	31,000	22,059
		720,554

Food Products - 0.26%
Lamb Weston Holdings, Inc.:
4.875%, 05/15/2028(e)	295,000	280,035
4.375%, 01/31/2032(e)	35,000	30,630
Post Holdings, Inc.:
5.625%, 01/15/2028(e)	190,000	179,133
5.500%, 12/15/2029(e)	70,000	63,490
4.625%, 04/15/2030(e)	10,000	8,648
4.500%, 09/15/2031(e)	125,000	105,313
		667,249

Gas Utilities - 0.05%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/2031(e)	60,000	51,076
Superior Plus LP / Superior General Partner, Inc., 4.500%, 03/15/2029(e)	90,000	77,080
		128,156

Health Care Equipment & Supplies - 0.03%
Hologic, Inc., 3.250%, 02/15/2029(e)	90,000	77,429

Health Care Providers & Services - 0.22%
Acadia Healthcare Co., Inc.:
5.500%, 07/01/2028(e)	120,000	114,012
5.000%, 04/15/2029(e)	20,000	18,426
AdaptHealth LLC, 5.125%, 03/01/2030(e)	100,000	85,259
CHS/Community Health Systems, Inc.:
8.000%, 03/15/2026(e)	50,000	45,625
8.000%, 12/15/2027(e)	60,000	54,402
DaVita, Inc., 4.625%, 06/01/2030(e)	57,000	45,973
Encompass Health Corp.:
4.500%, 02/01/2028	100,000	90,995
4.625%, 04/01/2031	140,000	120,557
		575,249

Hotels, Restaurants & Leisure - 0.98%
1011778 BC ULC / New Red Finance, Inc.:
4.375%, 01/15/2028(e)	160,000	143,498
4.000%, 10/15/2030(e)	270,000	219,212
Carnival Corp., 7.625%, 03/01/2026(e)	110,000	87,380
CDI Escrow Issuer, Inc., 5.750%, 04/01/2030(e)	30,000	26,946
Churchill Downs, Inc., 4.750%, 01/15/2028(e)	360,000	322,711
Full House Resorts, Inc., 8.250%, 02/15/2028(e)	30,000	26,597
Hilton Domestic Operating Co., Inc.:
3.750%, 05/01/2029(e)	110,000	95,298
4.875%, 01/15/2030	170,000	154,341
Las Vegas Sands Corp., 3.900%, 08/08/2029	230,000	194,221
Life Time, Inc., 8.000%, 04/15/2026(e)	110,000	99,137
Marriott Ownership Resorts, Inc., 4.750%, 01/15/2028	45,000	39,255
NCL Corp., Ltd., 5.875%, 03/15/2026(e)	315,000	247,968
Papa John's International, Inc., 3.875%, 09/15/2029(e)	20,000	16,726

	Principal
	Amount	Value

Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises, Ltd.:
4.250%, 07/01/2026(e)	$65,000	$52,624
5.500%, 08/31/2026(e)	30,000	25,275
11.625%, 08/15/2027(e)	170,000	171,013
7.500%, 10/15/2027	85,000	72,468
Station Casinos LLC, 4.500%, 02/15/2028(e)	70,000	60,965
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027(e)	20,000	18,081
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.:
7.750%, 04/15/2025(e)	50,000	49,802
5.125%, 10/01/2029(e)	210,000	180,340
Yum! Brands, Inc.:
4.750%, 01/15/2030(e)	180,000	165,452
5.375%, 04/01/2032	50,000	46,380
		2,515,690

Household Durables - 0.32%
Beazer Homes USA, Inc., 7.250%, 10/15/2029	65,000	57,923
LGI Homes, Inc., 4.000%, 07/15/2029(e)	60,000	46,435
M/I Homes, Inc., 4.950%, 02/01/2028	130,000	115,705
Meritage Homes Corp., 3.875%, 04/15/2029(e)	140,000	118,930
Taylor Morrison Communities, Inc.:
5.750%, 01/15/2028(e)	90,000	84,426
5.125%, 08/01/2030(e)	70,000	60,761
Tempur Sealy International, Inc.:
4.000%, 04/15/2029(e)	200,000	168,321
3.875%, 10/15/2031(e)	30,000	23,594
TopBuild Corp., 3.625%, 03/15/2029(e)	38,000	31,206
Tri Pointe Homes, Inc., 5.700%, 06/15/2028	120,000	108,897
		816,198

Household Products - 0.10%
Central Garden & Pet Co., 4.125%, 10/15/2030	120,000	98,761
Energizer Holdings, Inc.:
6.500%, 12/31/2027(e)	160,000	152,470
4.750%, 06/15/2028(e)	20,000	17,364
		268,595

Independent Power and Renewable Electricity Producers - 0.06%
DPL, Inc., 4.125%, 07/01/2025	100,000	94,122
Vistra Operations Co. LLC, 4.375%, 05/01/2029(e)	80,000	69,091
		163,213

Industrial Conglomerates - 0.15%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.250%, 05/15/2027	390,000	357,942
4.375%, 02/01/2029	30,000	25,413
		383,355

Interactive Media & Services - 0.08%
Cinemark USA, Inc., 5.875%, 03/15/2026(e)	110,000	91,763
Ziff Davis, Inc., 4.625%, 10/15/2030(e)	95,000	80,555
ZipRecruiter, Inc., 5.000%, 01/15/2030(e)	40,000	33,029
		205,347

IT Services - 0.11%
Gartner, Inc., 3.625%, 06/15/2029(e)	210,000	184,784
Science Applications International Corp., 4.875%, 04/01/2028(e)	100,000	92,660
		277,444

	Principal
	Amount	Value

Leisure Products - 0.03%
Vista Outdoor, Inc., 4.500%, 03/15/2029(e)	$90,000	$66,199

Machinery - 0.12%
Allison Transmission, Inc., 3.750%, 01/30/2031(e)	270,000	222,412
Wabash National Corp., 4.500%, 10/15/2028(e)	100,000	85,284
		307,696

Media - 0.16%
DISH DBS Corp., 7.750%, 07/01/2026	35,000	28,296
Sirius XM Radio, Inc.:
4.000%, 07/15/2028(e)	300,000	261,666
4.125%, 07/01/2030(e)	80,000	66,197
3.875%, 09/01/2031(e)	75,000	58,657
		414,816

Metals & Mining - 0.63%
ATI, Inc.:
4.875%, 10/01/2029	40,000	35,400
5.125%, 10/01/2031	140,000	123,963
Carpenter Technology Corp., 6.375%, 07/15/2028	71,000	67,648
Coeur Mining, Inc., 5.125%, 02/15/2029(e)	70,000	54,721
Commercial Metals Co.:
3.875%, 02/15/2031	95,000	80,011
4.375%, 03/15/2032	100,000	87,137
Compass Minerals International, Inc., 6.750%, 12/01/2027(e)	50,000	48,078
Eldorado Gold Corp., 6.250%, 09/01/2029(e)	120,000	105,136
FMG Resources August 2006 Pty, Ltd.:
5.875%, 04/15/2030(e)	53,000	49,448
4.375%, 04/01/2031(e)	60,000	50,016
6.125%, 04/15/2032(e)	153,000	142,909
Hecla Mining Co., 7.250%, 02/15/2028	50,000	49,309
Hudbay Minerals, Inc., 6.125%, 04/01/2029(e)	30,000	27,216
Kaiser Aluminum Corp., 4.500%, 06/01/2031(e)	40,000	32,202
Mineral Resources, Ltd.:
8.000%, 11/01/2027(e)	90,000	92,152
8.500%, 05/01/2030(e)	335,000	340,023
New Gold, Inc., 7.500%, 07/15/2027(e)	40,000	35,165
SunCoke Energy, Inc., 4.875%, 06/30/2029(e)	120,000	103,163
Taseko Mines, Ltd., 7.000%, 02/15/2026(e)	100,000	88,059
		1,611,756

Mortgage Real Estate Investment Trusts (REITs) - 0.21%
Apollo Commercial Real Estate Finance, Inc., 4.625%, 06/15/2029(e)	95,000	76,161
Rithm Capital Corp., 6.250%, 10/15/2025(e)	130,000	116,854
Starwood Property Trust, Inc., 4.375%, 01/15/2027(e)	380,000	333,068
		526,083

Multiline Retail - 0.05%
Macy's Retail Holdings LLC:
5.875%, 04/01/2029(e)	10,000	8,869
5.875%, 03/15/2030(e)	105,000	91,266
6.125%, 03/15/2032(e)	20,000	16,840
4.500%, 12/15/2034	15,000	10,466
		127,441

Oil, Gas & Consumable Fuels - 0.84%
Antero Midstream Partners LP / Antero Midstream Finance Corp.:
5.750%, 03/01/2027(e)	50,000	47,354
5.375%, 06/15/2029(e)	40,000	36,623
Apache Corp., 5.350%, 07/01/2049	75,000	60,725
Berry Petroleum Co. LLC, 7.000%, 02/15/2026(e)	20,000	18,400

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 01/15/2027(e)	$110,000	$102,988
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
6.000%, 02/01/2029(e)	25,000	22,974
8.000%, 04/01/2029(e)	101,000	100,651
CVR Energy, Inc., 5.750%, 02/15/2028(e)	178,000	155,230
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 06/01/2028(e)	100,000	90,332
EnLink Midstream Partners LP:
5.050%, 04/01/2045	45,000	34,182
5.450%, 06/01/2047	175,000	140,880
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 01/15/2026(e)	130,000	122,645
EQM Midstream Partners LP, 6.500%, 07/15/2048	90,000	67,624
Global Partners LP / GLP Finance Corp., 7.000%, 08/01/2027	110,000	104,633
Hess Midstream Operations LP:
5.125%, 06/15/2028(e)	30,000	27,794
4.250%, 02/15/2030(e)	20,000	17,125
Holly Energy Partners LP / Holly Energy Finance Corp., 5.000%, 02/01/2028(e)	160,000	145,956
Northern Oil and Gas, Inc., 8.125%, 03/01/2028(e)	140,000	134,602
NuStar Logistics LP:
5.625%, 04/28/2027	30,000	28,104
6.375%, 10/01/2030	80,000	74,115
Occidental Petroleum Corp.:
7.875%, 09/15/2031	90,000	99,520
6.600%, 03/15/2046	30,000	30,937
Parkland Corp./Alberta, 4.625%, 05/01/2030(e)	20,000	16,579
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 02/15/2028	100,000	89,373
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 8.500%, 10/15/2026(e)	110,000	104,922
Sunoco LP / Sunoco Finance Corp., 4.500%, 05/15/2029	250,000	219,036
Western Midstream Operating LP, 5.500%, 08/15/2048	80,000	66,639
		2,159,943

Paper & Forest Products - 0.10%
Clearwater Paper Corp., 4.750%, 08/15/2028(e)	140,000	123,639
Mercer International, Inc., 5.125%, 02/01/2029	160,000	133,997
		257,636

Personal Products - 0.05%
Edgewell Personal Care Co., 5.500%, 06/01/2028(e)	150,000	140,550

Professional Services - 0.11%
Booz Allen Hamilton, Inc., 3.875%, 09/01/2028(e)	210,000	186,424
KBR, Inc., 4.750%, 09/30/2028(e)	60,000	53,367
TriNet Group, Inc., 3.500%, 03/01/2029(e)	40,000	32,940
		272,731

Real Estate Management & Development - 0.05%
Howard Hughes Corp.:
4.125%, 02/01/2029(e)	120,000	100,674
4.375%, 02/01/2031(e)	26,000	21,073
		121,747

Road & Rail - 0.02%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 03/01/2029(e)	70,000	59,972

Software - 0.18%
Consensus Cloud Solutions, Inc.:
6.000%, 10/15/2026(e)	40,000	37,580
6.500%, 10/15/2028(e)	140,000	128,950
Fair Isaac Corp., 4.000%, 06/15/2028(e)	320,000	290,968
		457,498

	Principal
	Amount	Value

Specialty Retail - 0.29%
Asbury Automotive Group, Inc.:
4.750%, 03/01/2030	$110,000	$92,147
5.000%, 02/15/2032(e)	30,000	24,720
Bath & Body Works, Inc.:
6.875%, 11/01/2035	30,000	26,721
6.750%, 07/01/2036	115,000	101,280
Foot Locker, Inc., 4.000%, 10/01/2029(e)	40,000	31,220
Gap, Inc., 3.625%, 10/01/2029(e)	135,000	95,409
Group 1 Automotive, Inc., 4.000%, 08/15/2028(e)	120,000	101,773
Murphy Oil USA, Inc., 3.750%, 02/15/2031(e)	240,000	197,957
Sonic Automotive, Inc.:
4.625%, 11/15/2029(e)	60,000	48,120
4.875%, 11/15/2031(e)	25,000	19,688
		739,035

Technology Hardware, Storage & Peripherals - 0.09%
Pitney Bowes, Inc., 6.875%, 03/15/2027(e)	50,000	42,816
Xerox Holdings Corp., 5.500%, 08/15/2028(e)	220,000	176,418
		219,234

Textiles, Apparel & Luxury Goods - 0.02%
Crocs, Inc., 4.250%, 03/15/2029(e)	60,000	50,903

Thrifts & Mortgage Finance - 0.24%
MGIC Investment Corp., 5.250%, 08/15/2028	110,000	101,614
Nationstar Mortgage Holdings, Inc.:
6.000%, 01/15/2027(e)	110,000	98,624
5.125%, 12/15/2030(e)	84,000	64,989
5.750%, 11/15/2031(e)	160,000	124,608
PennyMac Financial Services, Inc.:
4.250%, 02/15/2029(e)	80,000	62,510
5.750%, 09/15/2031(e)	150,000	119,173
PHH Mortgage Corp., 7.875%, 03/15/2026(e)	40,000	35,584
		607,102

TOTAL CORPORATE BONDS
(Cost $21,715,268)		21,019,420

	Shares	Value
COMMON STOCK - 0.21%
Health Care Equipment & Supplies - 0.21%
Carestream Health Holdings Inc(f)	35,172	527,580

TOTAL COMMON STOCK
(Cost $666,158)		527,580

SHORT TERM INVESTMENTS - 6.85%
Fidelity Treasury Portfolio
(4.326% 7-Day Yield)	17,549,461	17,549,461

TOTAL SHORT TERM INVESTMENTS
(Cost $17,549,461)		17,549,461
Total Investments- 151.60%
(Cost $414,446,780)		$388,479,631

Liabilities in Excess of Other Assets - (51.60)%		(132,217,563)

Net Assets - 100.00%		$256,262,068

Amounts above are shown as a percentage of net assets as of December 31, 2022.

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of December 31, 2022 was 4.39%
3M US L - 3 Month LIBOR as of December 31, 2022 was 4.77%
6M US L - 6 Month LIBOR as of December 31, 2022 was 5.14%
1M US SOFR- 1 Month SOFR as of December 31, 2022 was 4.06%
3M US SOFR - 3 Month SOFR as of December 31, 2022 was 3.62%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date. Where applicable, the reference rate is subject to a floor rate.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	Security is in default as of period end and is therefore non-income producing.
(d)	A portion of this position was not funded as of December 31, 2022. The Portfolio of Investments records only the funded portion of each position. As of December 31, 2022, the Fund has unfunded delayed draw loans in the amount of $268,363. Fair value of these unfunded delayed draws was $242,857.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $38,369,649, which represented approximately 14.97% of net assets as of December 31, 2022. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(f)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. Blackstone Liquid Credit Strategies LLC (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Advisory Class D Common Shares (“Class D Shares”), Brokerage Class T Common Shares (“Class T Shares”), Brokerage Class T-I Common Shares (“Class T-I Shares”) and Brokerage Class U Common Shares (“Class U Shares”), and a maximum offering of $3,000,000,000 of common shares. Class I Shares commenced operations on January 18, 2018, Class T Shares commenced operations on May 7, 2018, Class D Shares commenced operations on October 1, 2018, Class T-I Shares commenced operations on April 22, 2019 and Class U Shares commenced operations on November 29, 2019. As of December 31, 2022, Class I Shares (BGFLX), Class T Shares (BGFTX), Class D Shares (BGFDX), Class T-I Shares (BGFPX) and Class U Shares (BGFVX) were outstanding.

The Fund was previously classified as a non-diversified management investment company for purposes of the 1940 Act. As a result of ongoing operations, the Fund is now classified as a diversified management investment company. This means that with respect to 75% of the Fund’s total assets, no more than 5% of the Fund’s total assets may be invested in any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, excepting cash and cash items, U.S. government securities, and securities of other investment companies). The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval in accordance with the 1940 Act.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an investment company under reporting requirements of U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s NAV is determined daily on each day that the New York Stock Exchange (the “Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per common share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Non-U.S. Instruments are valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable, and are otherwise valued at fair value. Over-the-counter options are priced on the basis of dealer quotes. Other types of derivatives for which quotes may not be available are valued at fair value. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. To the extent current market quotations are not readily available, short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts.

On December 3, 2020, the U.S. Securities and Exchange Commission (the "SEC") adopted a new rule under the 1940 Act regarding fair value determinations that permits a fund’s board to delegate such determinations to the fund’s adviser, subject to certain conditions (“Rule 2a-5”). Rule 2a-5 became effective as of March 8, 2021, and the mandatory compliance date was September 8, 2022. In accordance with Rule 2a-5, the Board of Trustees of the Fund (the “Board”) has designated the Adviser as the valuation designee to perform fair value determinations related to the Fund’s investments, subject to the Board’s oversight and periodic reporting requirements.

Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (the “Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Board. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Adviser as valuation designee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the date of measurement.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2022:

Blackstone Floating Rate Enhanced Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Commercial Services & Supplies	$–	$8,593,562	$3,077,860	$11,671,422
Diversified Consumer Services	–	14,196,312	697,781	14,894,093
Diversified Financial Services	–	9,082,023	142,012	9,224,035
Health Care Providers & Services	–	31,892,935	1,314,100	33,207,035
Professional Services	–	16,347,046	763,030	17,110,076
Software	–	33,812,830	1,016,770	34,829,600
Other	–	205,257,599	–	205,257,599
Collateralized Loan Obligation Securities
Diversified Financial Services	–	–	23,189,310	23,189,310
Corporate Bonds	–	21,019,420	–	21,019,420
Common Stock	–	527,580	–	527,580
Short Term Investments	17,549,461	–	–	17,549,461
Total	$17,549,461	$340,729,307	$30,200,863	$388,479,631

Other Financial Instruments
Liabilities
Net Unrealized Depreciation on Unfunded Loan Commitments	–	(19,631)	–	(19,631)
Total	–	(19,631)	–	(19,631)

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

 The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligations Securities	Common Stock	Total
Balance as of September 30, 2022	$13,785,207	$18,608,635	$666,158	$33,060,000
Accrued Discount/premium	14,120	9,931	-	24,051
Realized Gain/(Loss)	(49,040)	-	-	(49,040)
Change in Unrealized Appreciation/(Depreciation)	75,141	534,869	(138,578)	471,432
Purchases(1)	2,086,445	4,035,875	-	6,122,320
Sales Proceeds(2)	(4,718,356)	-	-	(4,718,356)
Transfer Into Level 3	4,236,642	-	-	4,236,642
Transfer Out of Level 3	(8,418,606)	-	(527,580)	(8,946,186)
Balance as of December 31, 2022	$7,011,553	$23,189,310	$-	$30,200,863
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2022	$(165,089)	$534,868	$-	$369,779

(1)	Purchases include all purchases of securities and securities received in corporate actions.
(2)	Sales Proceeds include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Information about Level 3 fair value measurements as of December 31, 2022:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$7,011,553	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	23,189,310	Third-party vendor pricing service	Broker quotes	N/A

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes and amounts payable or receivable for trades not settled at the time of period end are reflected as liabilities and assets, respectively. Interest income is recognized on an accrual basis from the date of settlement. Accretion of discount and amortization of premium, which are included in interest income, are accreted or amortized daily using the accrual basis interest method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

The estimates and assumptions underlying the Fund’s financial statements are based on the information available as of December 31, 2022. The estimates and assumptions include judgments about financial market and economic conditions which have changed, and may continue to change, over time.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings, including loans from certain financial institutions and the issuance of debt securities (collectively, "Borrowings") for investment purposes. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At December 31, 2022, 87.61% of the Fund’s Managed Assets were held in floating rate loan interests.

The Loans that the Fund may invest in include Loans that are first lien, second lien, third lien or that are unsecured. In addition, the Loans the Fund will invest in will usually be rated below investment grade or may also be unrated. The proceeds of Loans primarily are used to refinance existing debt and for acquisitions, dividends, leveraged buyouts, and general corporate purposes.

Loans typically have rates of interest which are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Loans should decrease. Longer interest rate reset periods generally increase fluctuations in the Fund’s NAV as a result of changes in market interest rates. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and the Secured Overnight Financing Rate (“SOFR”) (subject to the LIBOR transition) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.

Loans will usually require, in addition to scheduled payments of interest and principal, the prepayment of the Loan from free cash flow, as described above. The degree to which borrowers prepay Loans, whether as a contractual requirement or at their election, may be affected by general business conditions, the financial condition of the borrower and competitive conditions among loan investors, among others. As such, prepayments cannot be predicted with accuracy. Market conditions in the past, including falling default rates among others, have led to increased prepayment frequency and loan renegotiations. These renegotiations are often on terms more favorable to borrowers. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced. However, the Fund may receive a prepayment penalty fee assessed against the prepaying borrower.

Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. To the extent a Loan is secured, there can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy or insolvency of a Borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral of a secured Loan. The collateral of a secured Loan may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a Borrower. Some Loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate such Loans to presently existing or future indebtedness of the Borrower or take other action detrimental to the holders of Loans including, in certain circumstances, invalidating such Loans or causing interest previously paid to be refunded to the Borrower. If interest were required to be refunded, it could negatively affect the Fund’s performance. At December 31, 2022 the Fund had invested $17,836,228 in second lien secured loans.

The Fund anticipates that substantially all of Fund’s assets, including its investments in Loans, may be invested in instruments rated below investment grade, such as those rated Ba1 or lower by Moody’s and BB+ or lower by S&P or Fitch or instruments comparably rated by other rating agencies, or in unrated instruments determined by the Adviser to be of comparable quality. Instruments rated Ba1 or lower by Moody’s are judged to have speculative elements, their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Instruments rated BB+ or lower by S&P or Fitch are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Lower grade instruments, though higher yielding, are characterized by higher risk. They may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated instruments. The retail secondary market for lower grade instruments may be less liquid than that of higher rated instruments. Adverse conditions could make it difficult at times for the Fund to sell certain instruments or could result in lower prices than those used in calculating the Fund’s NAV.

The prices of credit instruments generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of instruments also is inversely related to the coupon of such instruments. Accordingly, lower grade instruments may be relatively less sensitive to interest rate changes than higher quality instruments of comparable maturity, because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower grade instruments potentially can have a greater effect on the value of such instruments than may be the case with higher quality issues of comparable maturity, and will be a substantial factor in the Fund’s relative share price volatility.

The Adviser has established a counterparty and liquidity sub-committee that regularly reviews each broker-dealer counterparty for, among other things, its quality and the quality of its execution. The established procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the counterparty and liquidity sub-committee of the Adviser. The factors considered by the sub-committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets.

The Fund may acquire Loans through assignments or participations. The Fund will typically acquire Loans through assignment. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral.

A participation typically results in a contractual relationship only with the institution selling the participation interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. Certain participation agreements also include the option to convert the participation to a full assignment under agreed upon circumstances. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through a participation.

The Fund invests in CLO securities. A CLO is a financing company (generally called a Special Purpose Vehicle or “SPV”), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying CLOs are typically Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, (iii) debt tranches of other CLOs and (iv) equity securities incidental to investments in Loans. When investing in CLOs, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower rated debt tranches of CLOs, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior tranches of the CLO. The underlying Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place at maturity out of the cash flow generated by the collected claims.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), to the extent that such investments are consistent with the Fund’s investment objective, strategies and policies and permissible under the 1940 Act, including interpretations or modifications by the SEC. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives the proceeds of the offering of its common shares) or when the Adviser believes share prices of other investment companies offer attractive values. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

ETFs are pooled investment vehicles that are designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities (or commodities) of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The values of ETFs are subject to change as the values of their respective component securities (or commodities) fluctuate according to market volatility. Investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. Typically, the ETF bears its own operational expenses, which are deducted from its assets. To the extent that the Fund invests in ETFs, the Fund must bear these expenses in addition to the expenses of its own operation.

NOTE 4. GENERAL COMMITMENTS AND CONTINGENCIES

As of December 31, 2022, the Fund had unfunded loan commitments outstanding, which could be extended at the option of the borrower, as detailed below:

Borrower	Par Value	Fair Value	Unrealized Appreciation/ (Depreciation)
Arc Falcon I, Inc. Delayed Draw Term Loan	$11,983	$10,584	$(1,399)
AthenaHealth Group, Inc., First Lien	253,140	229,183	(18,083)
Pediatric Associates Holding Co. LLC, First Lien	2,941	2,800	(141)
VT Topco, Inc., First Lien Delayed Draw Term Loan	299	290	(8)
Total	$268,363	$242,857	$(19,631)

Unfunded loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund’s valuation policies. For the period ended December 31, 2022, the Fund recorded a net change in unrealized depreciation on unfunded loan commitments totaling $30,095.

NOTE 5. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with The Bank of Nova Scotia, as the administrative agent, and a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, and as further amended on August 16, 2018, and as amended and restated on October 23, 2018, and as further amended and restated on December 28, 2018, and as amended on January 17, 2019, as further amended on June 27, 2019, as further amended on September 11, 2019, as further amended on January 16, 2020, as further amended on April 9, 2020, as further amended on January 14, 2021, as further amended on December 31, 2021, as further amended on January 27, 2022 and as further amended on December 30, 2022, to borrow up to an aggregate limit of $228,000,000 under two loan tranches, Tranche A and Tranche B. The Tranche A commitment allows for borrowings up to $200,000,000. The Tranche B commitment allows for borrowings for temporary purposes up to $28,000,000 and includes a swing line component with a commitment equal to $28,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above adjusted term SOFR with respect to Tranche A loan, with adjusted term SOFR measured for the period commencing on the date of the making of such loan at adjusted term SOFR (or the last date upon which any other Tranche A loan was converted to, or continued as, such loan at adjusted term SOFR) and ending on the numerically corresponding day in the calendar month that is one (1) or three (3) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion and (b) 1.05% above adjusted term SOFR with respect to Tranche B loan and each swing line loan, with adjusted term SOFR measured for the period commencing on the date of the making of such loan at adjusted term SOFR (or the last date upon which any other loan was converted to, or continued as, such loan at adjusted term SOFR) and ending on the numerically corresponding day in the calendar month that is one month thereafter. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is (a) for Tranche A loans, 0.15% on the undrawn amounts when drawn amounts exceed 75% of the relevant borrowing limit and 0.25% on the undrawn amounts in all other events and (b) 0.15% for Tranche B loans. Interest and fees are generally payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. For the period ended December 31, 2022, the Fund has no borrowings outstanding for Tranche B. At December 31, 2022, the Fund had borrowings outstanding under its Leverage Facility of $116,050,000, at an interest rate of 5.02% for Tranche A. Due to the short term nature of the Agreement, face value approximates fair value at December 31, 2022. For the period ended December 31, 2022, the average borrowings under the Fund’s Leverage Facility and the weighted average interest rate was $126,277,174 and 4.40%, respectively for Tranche A. During the period ended December 31, 2022, the Fund incurred $57,085 for commitment fees on undrawn amounts.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over Borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of Borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.